Unpaid Losses and Loss Adjustment Expenses - Narrative (FY) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	$ 1,213,000	$ 5,521,000		$ 24,284,000	$ 19,432,000	$ 15,594,000
Losses and loss adjustment expenses, net	13,713,000	18,018,000		81,440,000	69,861,000	56,228,000
Unpaid losses and loss adjustment expenses	145,362,000	140,938,000		165,539,000	139,085,000	111,270,000	$ 107,246,000
Short-Duration Insurance Contract, Accident Year 2021 [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments				1,800,000
Short-Duration Insurance Contract, Accident Year 2020 [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,500,000		4,000,000
Short-Duration Insurance Contract, Accident Year 2019 [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,300,000		9,600,000
Short-Duration Insurance Contracts, Accident Year 2018 [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,300,000		5,200,000
Short-Duration Insurance Contracts, Accident Year 2017 [Member]
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,500,000		$ 3,700,000
Winter Storm Uri
Liability for Claims and Claims Adjustment Expense [Line Items]
Losses and loss adjustment expenses, net			$ 2,000,000
Commercial Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	817,000	5,700,000			18,500,000	15,200,000
Personal Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	$ 396,000	$ 219,000			957,000	352,000
Hospitality
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments					12,000,000	12,000,000
Small Business Lines
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments					$ 6,500,000	$ 3,200,000